Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
27.	Subsequent Events

In January 2023, the Company granted 1,125,170 restricted share units to its employees, directors, and other consultants, under the 2019 Plan and executives with an exercise price of US$0 per share, with the vesting period ranging from four months to five years.